Consolidated Balance Sheets (USD $)	Feb. 28, 2015	May 31, 2014	May 31, 2013
Current assets:
Cash	$ 1,670,390	$ 4,886,122	$ 603,681
Prepaid expenses	231,247	488,821	139,849
Deferred offering costs	43,292	68,292	96,930
Total current assets	1,944,929	5,443,235	840,460
Furniture and equipment, net	25,145	16,797
Intangibles, net	2,704,739	2,967,239	3,317,239
Total Assets	4,674,813	8,427,271	4,157,699
Current liabilities:
Accounts payable	2,213,069	1,286,715	1,111,285
Accrued liabilities	127,508	65,000	321,884
Accrued salaries and severance	69,450	395,364	364,698
Accrued interest payable	115,820	41,276	56,884
Indebtedness to related parties			509,000
Convertible notes payable, net	2,462,509		328,347
Stock rescission liability	353,000	378,000	536,500
Total current liabilities	6,589,463	2,166,355	3,228,598
Long-term liabilities
Convertible notes payable, net		2,338,684	1,153,017
Related party, derivative liability	557,452
Total liabilities	8,373,366	4,505,039	4,381,615
Shareholders' (deficit) equity:
Series B convertible preferred stock	259,501	266,251	274,091
Common stock	32,591,694	30,367,779	16,144,673
Common stock payable			117,778
Additional paid-in capital	21,322,572	20,100,434	17,778,861
Common and preferred stock subject to rescission	(353,000)	(378,000)	(536,500)
Accumulated (deficit)	(57,519,320)	(46,434,232)	(34,002,819)
Total shareholders' (deficit) equity	(3,698,553)	3,922,232	(223,916)
Total liabilities and shareholders' (deficit) equity	4,674,813	8,427,271	4,157,699
Related Party
Current liabilities:
Convertible notes payable, net	1,091,265
Related party, derivative liability	156,842
Long-term liabilities
Convertible notes payable, net	$ 1,226,451